Investment Strategy	Feb. 03, 2026
Counterpoint Tactical Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

To pursue its investment objective, the Fund invests in mutual funds, closed-end funds and passively and actively managed exchange traded funds (“ETFs”) that invest in (i) high yield instruments (also known as “junk bonds”) (including bonds, bank loans, preferred stock, floating rate bonds and debt and municipal high yield debt); (ii) obligations issued or guaranteed by the United States government, its agencies or instrumentalities, including U.S. treasuries (with an average duration of up to 5 years); and (iii) cash and cash equivalents (including money market funds). The Fund may also invest in these types of securities directly. The Fund’s adviser, Counterpoint Funds, LLC (the “Adviser”), uses a proprietary quantitative model that seeks to identify the trends in the market for high yield instruments. To hedge against or replicate credit and interest rate exposure, the Fund also invests directly in derivatives (including U.S. treasury futures and credit default swaps) and may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed). The Fund invests in high yield instruments of any maturity or duration when the model determines that the market for high yield instruments is stable or trending upwards and either U.S. treasuries or cash and cash equivalents when the model determines that the market for high yield instruments is trending downwards. By tactically allocating its investments among the securities described above, the Fund seeks to reduce its exposure to declines in the market for high yield instruments, thereby limiting portfolio volatility in down-trending markets (“downside volatility”) and downside loss.

The Adviser uses a quantitative model that takes into account macro market data and other market-based inputs and metrics to seek to identify market trends. When making investment decisions for the Fund, the portfolio managers consider both the outputs of the model as well as an assessment of current market conditions, the average credit quality and average duration of the portfolio, and other factors. When the Fund is invested in high yield instruments, the portfolio managers consider the relative risk adjusted net returns of available high yield instruments.

Counterpoint Tactical Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its assets (plus the amount of borrowings, if any) in long and short positions in equity instruments of any market capitalization. Equity instruments include domestic and foreign common stock, preferred stock, depositary receipts, equity swaps (including single-name, index, and basket swaps), options, equity index futures, and other investment companies (such as exchange traded funds (“ETFs”), mutual funds, and closed-end funds) that invest in these types of securities. The Fund may hedge exposure to foreign currencies using foreign currency forwards or futures. The Fund does not focus its investments in any country or geographic location and may be fully invested in equity instruments.

In managing the Fund, the Fund’s adviser, Counterpoint Funds, LLC (the “Adviser”), employs a strategy that generates returns from two sources: (1) stock selection and (2) tactical market exposure.

Stock Selection. The Adviser selects stocks on which to go long and short based on results from the Counterpoint Machine Learning Model™. The model uses machine learning technology to rank stocks of companies of any market capitalization. Machine learning is a type of artificial intelligence (“A.I.”) that finds relationships between variables and outcomes, and uncovers interactions between multiple variables. The Fund’s models use over 40 variables as inputs. These variables revolve around themes of value, long-term reversal, stock price momentum, company profitability, investor sentiment toward the company, and stock price stability.

The Fund seeks to target the best performing, recent, and persistent anomalies and may invest in stocks that provide exposure to and capitalize on a wide variety of anomalies at any one time. An investment anomaly refers to a situation when a security or group of securities performs contrary to the notion of efficient markets, which states that security prices reflect all available information at any point in time. Published papers in academic finance journals have identified more than one hundred investment anomalies. The asset growth anomaly, for example, is that companies that aggressively spend capital have worse average stock performance than companies that are more conservative in their capital expenditures. Perfect market efficiency would not yield any market outperformance from investment decisions based on publicly available accounting data such as this. The Adviser may adjust its model to include newer and more effective anomalies and pare down exposure to older underperforming anomalies on a regular basis. The signals from these models indicate which stocks are undervalued and likely to increase in price and which stocks are overvalued and likely to decrease in price. If the Adviser’s research indicates that a specific combination of variables would have improved the accuracy of the model’s predictions, then the Adviser will use that combination of variables going forward if supported by economic reasons and/or investor behavioral biases. The models use these variables and identify generalized relationships between historic realized stock returns and the values of those variables. The learned relationship between the input variables and the realized historic returns is updated between portfolio rebalances, allowing the models to adjust to changing market conditions. The Adviser takes long positions in undervalued securities and short positions in overvalued securities.

Tactical Market Exposure. The Adviser varies the Fund’s equity exposure using a tactical, proprietary model of market returns. When the tactical model forecasts lower market returns, the Fund targets a market-neutral (zero beta) allocation to stocks with a gross equity exposure (long positions plus short positions) of at least 80%. Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is assigned a number. A beta of 1 indicates that the security’s price moves with the market. A beta of less than 1 means that the security is theoretically less volatile than the market. A beta of greater than 1 indicates that the security’s price is theoretically more volatile than the market. The remaining 0-20% of the total portfolio assets are invested either directly, or indirectly through ETFs, mutual funds, or derivatives, in U.S. treasury instruments and investment grade debt. When the model forecasts higher market returns, the Adviser selects a blend of equity index futures, equity index ETFs, and/or equity index swaps based on various factors (liquidity, tracking error, and cost) to achieve exposure to the equity markets with a beta between 0.8 and 0.85.

The Fund’s adjustments of its holdings may lead to high portfolio turnover.

Counterpoint Tactical Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any) in, or derives at least 80% of its income from, municipal bonds. Municipal bonds are securities exempt from regular federal income tax and are generally issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. The Fund may indirectly and directly invest in issuers located in U.S. territories, commonwealths, possessions or protectorates. The Fund’s adviser, Counterpoint Funds, LLC (the “Adviser”), uses a proprietary quantitative model that seeks to identify trends in the high-yield municipal bond market.

●	The Fund invests in mutual funds, passively and actively managed ETFs, and closed-end funds (collectively, “Bond Funds”) that invest primarily in high-yield municipal bonds, otherwise known as “junk bonds,” when the model indicates the high-yield municipal bond market is stable or trending upwards.

●	The Fund invests in Bond Funds that invest primarily in investment grade municipal bonds when the model indicates the high-yield municipal bond market is trending downwards.

By tactically allocating the Fund’s investments, the Adviser seeks to reduce the Fund’s exposure to declines in the high-yield municipal bond market, attempting to limit downside portfolio volatility. To hedge against or replicate interest rate exposure, the Fund may also invest in U.S. treasury futures.

The Fund may also invest in municipal securities directly, and may invest, without limitation, in securities, the income from which may subject you to the federal alternative minimum tax. The Fund may invest in debt securities of any credit quality or maturity. The Fund is not constrained in the range of maturities or geographical diversification it may assume from acquired fund holdings. The Fund may invest up to 100% of its assets in below investment grade securities, including bonds that hold securities that are in default.